SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SECURITIES
Amortized Cost	$ 64,481	$ 69,269
Gross Unrealized Gains	232	1,064
Gross Unrealized Losses	(907)	(22)
Fair Value	63,804	70,311
U.S. government-sponsored entities
SECURITIES
Amortized Cost	8,997	6,000
Gross Unrealized Gains	1	4
Gross Unrealized Losses	(90)	(3)
Fair Value	8,906	6,001
Residential agency mortgage-backed
SECURITIES
Amortized Cost	55,484	63,269
Gross Unrealized Gains	231	1,060
Gross Unrealized Losses	(817)	(19)
Fair Value	$ 54,898	$ 64,310